Stock-Based Compensation	12 Months Ended
Oct. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
22.	Stock-Based Compensation

Stock option plan
At the Company's annual and Special Meeting of Shareholders held on March 8, 2007, shareholders approved the Company's 2007 Stock Option Plan (the Plan), which replaced the Company's 2006 Stock Option Plan.  Under the Plan, which conforms to all current regulations of the New York and Toronto stock exchanges, the Company may issue shares on the exercise of stock options granted to eligible employees, officers, directors and persons providing on-going management or consulting services to the Company.  The exercise price of stock options issued under the Plan equals the market price of the underlying shares on the date of the grant.  All options issued under the Plan are granted and priced on the date on which approval by the Board of Directors of the Company is obtained or a later date set by the Board of Directors in its approval.  As of October 31, 2011, 6,160,000 Common shares have been reserved for issuance under the Plan.

Stock-based compensation expense related to the Company's stock option plan for the year ended October 31, 2011 is $1.2 million (2010 ― $3.5 million; 2009 - $4.0 million), of which $1.2 million (2010 ― $0.2 million; 2009 - $2.8 million) is included in selling, general and administration expenses and $nil (2010 ― $2.5 million; 2009 - $nil) is in restructuring charges (Note 18) in “Income (loss) from continuing operations”, and $nil (2010 ― $0.8 million; 2009 - $1.2 million) is included in “Loss from discontinued operations, net of income taxes”.

During the year ended October 31, 2011, the Company granted 808,700 (2010 – 1,174,000) C$ stock options, respectively, at a weighted average exercise price of $10.32 (2010 - C$9.66). All options granted in fiscal 2011 have a seven year term and either become exercisable ratably (a graded-vesting schedule) over a three-year period (764,300 options) or vest 100% after three years from the grant date (44,400 options).

Canadian Dollar Options
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2009	3,482	$19.95	3.5	$-
Granted	1,174	9.66
Exercised	-	-
Cancelled or forfeited	(996)	20.63
Expired	(129)	14.49
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Vested and expected to vest as at October 31, 2010(a)	3,386	$16.82	4.1	$1,813
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Exercisable as at October 31, 2010	2,356	$19.95	2.5	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
(a)   The expected to vest amount represents the unvested options as at October 31, 2011 and 2010, respectively, less estimated forfeitures.

Canadian dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.65 - $10.19	5.71	1,181	$9.66	-	$-
$10.20 - $18.81	6.30	876	10.98	74	17.95
$18.82 - $20.10	1.14	180	19.50	180	19.50
$20.11 - $21.74	1.74	75	21.26	75	21.26
$21.75 - $22.50	2.59	111	21.77	111	21.77
	5.32	2,423	$11.78	440	$20.11

United States Dollar Options
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2009	1,155	$15.49	5.7	$-
Granted	-	-
Exercised or released	(43)	6.14
Cancelled or forfeited	(310)	15.77
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2010	802	$15.88	2.6	$15
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2010	802	$15.88	4.6	$15
Exercisable as at October 31, 2011	157	$15.72	3.6	$8

United States dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
$6.13 - $6.15	4.13	3	$6.15	3	$6.15
$14.35 - $17.74	3.54	154	15.91	154	15.91
	3.55	157	$15.72	157	$15.72

The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2011	2010	2009
Risk-free interest rate	1.94%	2.1%	1.7%
Expected dividend yield	3.75%	0.0%	0.0%
Expected volatility	0.304	0.365	0.311
Expected time until exercise (years)	3.64	3.64	4.20

The weighted average fair values of options granted are estimated to be C$1.83 per Common share in fiscal 2011, C$2.91 per Common share in fiscal 2010, and US$1.47 per Common share in fiscal 2009.

The Black-Scholes option valuation model used by the Company to determine fair values was developed for use in estimating the fair value of freely traded options that are fully transferable and have no vesting restrictions. This model requires the use of assumptions, including future stock price volatility and expected time until exercise. The Company uses historical volatility to estimate its future stock price volatility. The expected time until exercise is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.

The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2011		2010		2009
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	62	US$	-
Aggregate grant-date fair value of shares vested	C$	-	C$	5,920	C$	3,657
	US$	-	US$	4,518	US$	1,566

As of October 31, 2011, the total remaining unrecognized compensation expense related to non-vested stock options amounted to approximately C$3.0 million and US$nil, which will be amortized over the weighted average remaining requisite service period of approximately 25 months and nil months, respectively, for the C$ and US$ stock options.

Incentive plans

Deferred share units (DSU)
During the year ended October 31, 2011, the Company granted 85,447 (2010 – nil; 2009 – nil) DSU to senior executive officers of the Company, which vest 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested DSU are payable upon termination of employment and will be settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the termination date. The Company records compensation expense and the corresponding liability each period based on vested units and changes in the market price of Common shares.

The DSU expense for the year ended October 31, 2011 is $0.2 million (2010 ― $nil; 2009 - $nil), which is included in selling, general and administration expenses in “Income (loss) from continuing operations”.

Mid-term incentive plans
The Company records the costs of its MTIP plans at fair value based on assumptions that are consistent with those used to determine the fair value of stock option compensation. The table below shows the liability and expense related to the MTIP plans of the Company. There has not been MTIP since fiscal year 2009.

Liability(a)	As of October 31
	2011	2010
2006 Plan	$508	$930
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$508	$930

(Income) Expense(b)	Years ended October 31
	2011	2010	2009
2006 Plan	$(197)	$(28)	$-
2007 Plan	-	-	-
2008 Plan	-	3,988	(2,256)
2009 Plan	-	6,101	-
Total	$(197)	$10,061	$(2,256)
(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 11).

(b) The MTIP (income) expense for the year ended October 31, 2011 is $(0.2) million (2010 ― $10.1 million; 2009 - $(2.3) million), of which $(0.2) million (2010 ― $nil; 2009 -$(1.1) million) is included in selling, general and administration expenses and $nil (2010 ― $5.6 million; 2009 - $nil) is included in restructuring charges (Note 18) in “Income (loss) from continuing operations”, and $nil (2010 ― $4.5 million; 2009 - $(1.2) million) is included in “Loss from discontinued operations, net of income taxes”.